As filed with the Securities and Exchange Commission on December 5, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3802

LEHMAN BROTHERS INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Lehman Brothers Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.          Reports to Shareholders.

Neuberger Berman Government Money Fund

Neuberger Berman Tax-Free Money Fund

Lehman Brothers National Municipal Money Fund

Semi-Annual Report

September 30, 2008

Contents

THE FUNDS

Chairman's Letter	1

PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

Neuberger Berman Government Money Fund	2

Neuberger Berman Tax-Free Money Fund	5

Lehman Brothers National Municipal Money Fund	8

Fund Expense Information	13

FINANCIAL STATEMENTS	15

FINANCIAL HIGHLIGHTS/PER SHARE DATA

Neuberger Berman Government Money Fund	26

Neuberger Berman Tax-Free Money Fund	27

Lehman Brothers National Municipal Money Fund	28

THE MASTER SERIES

SCHEDULE OF INVESTMENTS

Government Master Series	30

Tax-Exempt Master Series	31

Municipal Master Series	35

FINANCIAL STATEMENTS	40

FINANCIAL HIGHLIGHTS

Government Master Series	49

Tax-Exempt Master Series	50

Municipal Master Series	51

Directory	53

Proxy Voting Policies and Procedures	54

Quarterly Portfolio Schedule	54

Board Consideration of the Management and Sub-Advisory Agreement	54

@2008 Lehman Brothers Asset Management LLC. All rights reserved.

Chairman's Letter

I am pleased to present to you this semi-annual report for Neuberger Berman Government Money Fund, Neuberger Berman Tax-Free Money Fund and Lehman Brothers National Municipal Money Fund for the six-month period ended September 30, 2008. The report includes portfolio manager commentaries, a listing of Funds' investments and their unaudited financial statements for the reporting period.

The six-month period was difficult for the capital markets, characterized by an intensifying credit crisis, concerns about economic growth and dramatic changes in the financial landscape involving high profile failures, mergers and federal bailouts of once dominant financial institutions. Seeking to stem the tide, the U.S. government engaged in a number of interventions, most prominently in approving (shortly after the period's close) an historic rescue package involving the purchase of subprime mortgage debt now burdening financial company balance sheets. The Federal Reserve, for its part, continued to look for ways to introduce liquidity into the economy, both through lending facilities and (again, post-period) rate cuts coordinated with other central banks.

Throughout the market turmoil, our Funds admirably served their function of providing yield while preserving investor capital. To offer additional assurance to investors, we also have elected to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds, under which the Treasury will guarantee investors $1.00 per share for each share held on September 19, 2008 of any eligible money market fund that participates. The insurance program currently runs until December 18, 2008, after which the Treasury may elect to extend it for an additional period, but not beyond September 18, 2009.

Please be assured that we will continue to rigorously apply our investment discipline as we work through this difficult period for the markets. Thank you for your trust in us. We look forward to continuing to serve you in the years ahead.

Sincerely,

Peter Sundman
Chairman of the Board
Lehman Brothers Income Funds

Neuberger Berman Government Money Fund Commentary

Neuberger Berman Government Money Fund Investor Class outperformed the iMoneyNet Money Fund Report Government & Agencies Retail Average for the six-month period ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to take over the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks, such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had lowered rates another two times, reaching a low rate of just 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices, including oil and various food items, could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Performance and Yield1,3

For the six-month period ended September 30, 2008, Neuberger Berman Government Money Fund Investor Class returned 0.97% compared to the iMoneyNet Money Fund Report Government & Agencies Retail Average's 0.80%. The Fund closed the period with a 1.07% seven-day current yield and a 1.08% seven-day effective yield; these more closely reflect current earnings than six-month figures.

The Fund has placed an emphasis on liquidity given the dire state of the credit markets, which led to the government bailout of Fannie Mae and Freddie Mac. The Fund is heavily weighted in overnight repurchase agreements backed by U.S. government securities equal in value to 102% of the amount due to the Fund. The weighted average maturity of the Fund was 24.6 days at the end of the period.

Sincerely,

John C. Donohue and Eric D. Hiatt
Portfolio Co-Managers

Neuberger Berman Government Money Fund

TICKER SYMBOL

Investor Class:	NBGXX

GOVERNMENT MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	80.7%
8 – 30 Days	0.9
31 – 90 Days	7.8
91 – 180 Days	7.1
181+ Days	3.5

PERFORMANCE HIGHLIGHTS

	Inception	For the 7 Days Ended 9/30/2008
	Date	Current Yield[3]	Effective Yield[3]
Government Money Fund[1]	11/14/1983	1.07%	1.08%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.nb.com/performance. The composition, industries and holdings of the fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Neuberger Berman Tax-Free Money Fund Commentary

We are pleased to report that Neuberger Berman Tax-Free Money Fund Reserve Class outperformed the iMoneyNet Money Fund Report Tax-Free National Institutional Average for the six-months ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to take over the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks, such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate or unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed lowered rates another two times to a low rate of just 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices for oil and various food items could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Performance and Yield Information2,3

For the six-month period ended September 30, 2008, the Fund returned 1.01%, compared to the iMoneyNet Money Fund Report Tax-Free National Institutional Average's 0.95%. The Fund closed the reporting period with a 2.94% seven-day current yield and a 2.98% seven-day effective yield; as well as a 4.52% seven-day tax-equivalent current yield and a 4.62% tax equivalent effective yield; these more closely reflect current earnings than the six-month figures. The Fund's weighted average maturity decreased from 43.3 days on March 31, 2008 to 17.3 days on September 30, 2008.

Our in-house credit team, which consists of four senior credit analysts, has always implemented a "belt and suspenders" approach when analyzing municipal credits. This process involves stripping away all credit enhancements and analyzing the underling issuers to ensure they are of the highest quality and have the ability to meet timely payment of principal and interest.

This credit process involves analyzing the underlying issuer's current financials, cash flows, balance sheet and income statements, debt service levels, and socioeconomics and demographics. Regardless of the type of credit enhancement attached to a specific security, the credit team must feel confident in the underlying issuer's ability to pay. Over the past year, as numerous insurance companies and banks experienced downgrades, we felt confident that the securities in the Fund met minimal credit risk. In addition, for those securities that were downgraded on their insurance exposure, the securities were put back to the respective remarketing agents in advance of any downgrades that would have made them ineligible securities.

Sincerely,

William J. Furrer and Kristian Lind
Portfolio Co-Managers

Neuberger Berman Tax-Free Money Fund

TICKER SYMBOL

Reserve Class:	LBTXX

TAX-FREE MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	78.2%
8 – 30 Days	2.4
31 – 90 Days	4.1
91 – 180 Days	11.3
181+ Days	4.0

PERFORMANCE HIGHLIGHTS

	Inception	For the 7 Days Ended 9/30/2008
	Date	Current Yield[3]	Effective Yield[3]
Tax-Free Money Fund[2]	12/19/2005	2.94%	2.98%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehmanam.com. The composition, industries and holdings of the fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Lehman Brothers National Municipal Money Fund Commentary

We are pleased to report that Lehman Brothers National Municipal Money Fund Reserve Class outperformed the iMoneyNet Money Fund Report Tax-Free National Institutional Average for the six-month period ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mac and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to take over the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks, such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had lowered rates another two times, bringing the rate to 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices, including oil and various food items, could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Performance and Yield Information2,3,4

For the six month period ended September 30, 2008, Lehman Brothers National Municipal Money Fund Reserve Class returned 1.17%, compared to the iMoneyNet Money Fund Report Tax-Free National Institutional Average's 0.95%. The Fund closed the reporting period with a 3.51% seven-day current yield and a 3.57% seven-day effective yield; as well as a 5.40% seven-day tax-equivalent current yield and a 5.55% tax-equivalent effective yield; these more closely reflect current earnings than the six-month figures. The average weighted maturity decreased from 30.6 days on March 31, 2008 to 19.1 days on September 30, 2008.

Our in-house credit team, which consists of four senior credit analysts, has always implemented a "belt and suspenders" approach when analyzing municipal credits. This process involves stripping away all credit enhancements and analyzing the underling issuers to ensure they are of the highest quality and have the ability to meet timely payment of principal and interest.

This credit process involves analyzing the underlying issuer's current financials, cash flows, balance sheet and income statements, debt service levels, and socioeconomics and demographics. Regardless of the type of credit enhancement attached to a specific security, the credit team must feel confident in the underlying issuer's ability to pay. Over the past 12 months, as numerous insurance companies and banks experienced downgrades, we felt confident that the securities in the Fund met minimal credit risk. In addition, for those securities that were downgraded on their insurance exposure, the securities were put back to the respective remarketing agents in advance of any downgrades that would have made them ineligible securities.

Sincerely,

William J. Furrer and Kristian Lind
Portfolio Co-Managers

Lehman Brothers National Municipal Money Fund

TICKER SYMBOL

Reserve Class:	LBMXX

MUNICIPAL MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	85.2%
8 – 30 Days	2.2
31 – 90 Days	3.7
91 – 180 Days	8.9
181+ Days	0.0

PERFORMANCE HIGHLIGHTS

	Inception	For the 7 Days Ended 9/30/2008
	Date	Current Yield[3]	Effective Yield[3]
National Municipal Money Fund[2,4]	12/19/2005	3.51%	3.57%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehmanam.com. The composition, industries and holdings of the fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Endnotes

1  Neuberger Berman Management LLC ("Management") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of Neuberger Berman Government Money Fund through 10/31/2011, so that the total annual operating expenses of that class are limited to 0.45% of average net assets. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended September 30, 2008, there was no reimbursement of expenses by Management to the Fund.

2  Management has voluntarily agreed to reimburse or waive certain expenses of the Reserve Class of Neuberger Berman Tax-Free Money Fund and Lehman Brothers National Municipal Money Fund so that the total annual operating expenses of the Reserve Class of each Fund (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) are limited to 0.20% and 0.17% of average daily net assets, respectively. Absent such reimbursements or waivers, each Fund's yield would have been less. Management expects that, in the future, it may voluntarily reimburse or waive certain expenses of each Fund so that the total annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses are limited to 0.23% of average daily net assets. Management may, at its sole discretion, modify or terminate these voluntary commitments with notice to a Fund.

3  "Current yield" of a money market fund refers to the income generated by an investment in a Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results. Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after federal income taxes at the highest federal tax rate, currently 35%, assuming that all of a Fund's income is exempt from federal income taxes.

4  A portion of the income of Lehman Brothers National Municipal Money Fund may be a tax preference item for purposes of the federal alternative minimum tax for certain investors.

Glossary of Indices

iMoneyNet Money Fund Report Government & Agencies Retail Average:	Measures the performance of retail money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills), repurchase agreements, or U.S. Government Agency securities.

iMoneyNet Money Fund Report Tax-Free National Institutional Average:	Measures all national tax-free and municipal institutional funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months or less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management LLC and include reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described indices.

Information About Your Fund's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each fund's proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended September 30, 2008 and held for the entire period. The tables illustrate each fund's costs in two ways:

Actual Expenses and Performance:	The first section of the tables provide information about actual account values and actual expenses in dollars, based on the fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:	The second section of the tables provide information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information as of 9/30/08 (Unaudited)

	ACTUAL				HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)**
	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period* 4/1/08 - 9/30/08	Expense Ratio	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period* 4/1/08 - 9/30/08	Expense Ratio
Neuberger Berman Government Money Fund
Investor Class	$1,000.00	$1,009.70	$2.02	.40%	$1,000.00	$1,023.06	$2.03	.40%
Neuberger Berman Tax-Free Money Fund
Reserve Class	$1,000.00	$1,010.10	$1.01	.20%	$1,000.00	$1,024.07	$1.01	.20%
Lehman Brothers National Municipal Money Fund
Reserve Class	$1,000.00	$1,011.70	$0.96	.19%	$1,000.00	$1,024.12	$0.96	.19%

*  Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). The fund's expense ratio includes its proportionate share of the expenses of its corresponding master series.

**  Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 365.

Statements of Assets and Liabilities (Unaudited)

Lehman Brothers Income Funds
(000's omitted except per share amounts)

	GOVERNMENT MONEY FUND	TAX-FREE MONEY FUND	NATIONAL MUNICIPAL MONEY FUND
Assets	September 30, 2008	September 30, 2008	September 30, 2008
Investment in corresponding Master Series, at value (Note A)	$1,483,221	$678,489	$178,062
Interest receivable	8	53	31
Receivable for Fund shares sold	476	—	—
Prepaid expenses and other assets	3	28	—
Total Assets	1,483,708	678,570	178,093
Liabilities
Distributions payable	8	13	—
Payable for Fund shares redeemed	93	—	—
Payable to administrator (Note B)	264	85	—
Accrued expenses and other payables	56	—	73
Total Liabilities	421	98	73
Net Assets at value	$1,483,287	$678,472	$178,020
Net Assets consist of:
Paid-in capital	$1,484,130	$677,124	$178,032
Undistributed net investment income (loss)	—	—	6
Distributions in excess of net investment income	(6)	—	—
Accumulated net realized gains (losses) on investments	(837)	1,348	(18)
Net Assets at value	$1,483,287	$678,472	$178,020
Net Assets
Investor Class	$1,483,287	$—	$—
Reserve Class	$—	$678,472	$178,020
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	1,484,130	—	—
Reserve Class	—	677,124	178,032
Net Asset Value, offering and redemption price per share
Investor Class	$1.00	$—	$—
Reserve Class	$—	$1.00	$1.00

See Notes to Financial Statements 15

Statements of Operations (Unaudited)

Lehman Brothers Income Funds
(000's omitted)

	GOVERNMENT MONEY FUND	TAX-FREE MONEY FUND	NATIONAL MUNICIPAL MONEY FUND
	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008
Investment Income
Income (Note A)
Investment income from corresponding Master Series	$8,168	$20,531	$4,088
Expenses from corresponding Master Series (Note B)	(401)	(1,007)	(229)
Net investment income from corresponding Master Series	$7,767	$19,524	$3,859
Expenses:
Administration fees (Note B)	998	786	136
Shareholder servicing agent fees:
Investor Class	11	—	—
Reserve Class	—	33	5
Audit fees	9	7	11
Legal fees	14	26	23
Registration and filing fees	18	52	12
Shareholder reports	12	25	7
Trustees' fees and expenses	5	5	5
Miscellaneous	—	7	4
Total expenses	1,067	941	203
Investment management fees waived (Notes A & B)	—	—	(118)
Total net expenses	1,067	941	85
Net investment income (loss)	$6,700	$18,583	$3,774
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Master Series	(908)	634	(87)
Net increase (decrease) in net assets resulting from operations	$5,792	$19,217	$3,687

See Notes to Financial Statements 16

Statements of Changes in Net Assets

Lehman Brothers Income Funds
(000's omitted)

	GOVERNMENT MONEY FUND
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6,700	$16,243
Net realized gain (loss) on investments	(908)	105
Net increase (decrease) in net assets resulting from operations	5,792	16,348
Distributions to Shareholders From (Note A):
Net investment income:
Investor Class	(6,706)	(16,243)
Reserve Class	—	—
Net realized gain on investments
Reserve Class	—	—
Total distributions to shareholders	(6,706)	(16,243)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	1,696,007	1,207,629
Reserve Class	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	1,744	2,668
Reserve Class	—	—
Payment for shares redeemed:
Investor Class	(675,817)	(1,012,990)
Reserve Class	—	—
Net increase (decrease) from Fund share transactions	1,021,934	197,307
Net Increase (Decrease) in Net Assets	1,021,020	197,412
Net Assets:
Beginning of period	462,267	264,855
End of period	$1,483,287	$462,267
Undistributed net investment income (loss) at end of period	$—	$—
Distributions in excess of net investment income at end of period	$(6)	$—

See Notes to Financial Statements 17

Statements of Changes in Net Assets (cont'd)

Lehman Brothers Income Funds
(000's omitted)

	TAX-FREE MONEY FUND
Six Months	Ended September 30, 2008 (Unaudited)	Period from November 1, 2007 to March 31, 2008	Year Ended October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$18,583	$28,960	$50,236
Net realized gain (loss) on investments	634	714	29
Net increase (decrease) in net assets resulting from operations	19,217	29,674	50,265
Distributions to Shareholders From (Note A):
Net investment income:
Investor Class	—	—	—
Reserve Class	(18,582)	(28,954)	(50,243)
Net realized gain on investments
Reserve Class	—	(29)	(52)
Total distributions to shareholders	(18,582)	(28,983)	(50,295)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—
Reserve Class	4,773,340	8,910,551	14,020,213
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—
Reserve Class	12,850	20,475	39,270
Payment for shares redeemed:
Investor Class	—	—	—
Reserve Class	(6,142,528)	(8,650,838)	(13,471,278)
Net increase (decrease) from Fund share transactions	(1,356,338)	280,188	588,205
Net Increase (Decrease) in Net Assets	(1,355,703)	280,879	588,175
Net Assets:
Beginning of period	2,034,175	1,753,296	1,165,121
End of period	$678,472	$2,034,175	$1,753,296
Undistributed net investment income (loss) at end of period	$—	$—	$—
Distributions in excess of net investment income at end of period	$—	$(1)	$(7)

See Notes to Financial Statements 18

Statements of Changes in Net Assets (cont'd)

Lehman Brothers Income Funds
(000's omitted)

	NATIONAL MUNICIPAL MONEY FUND
	Six Months Ended September 30, 2008 (Unaudited)	Period from November 1, 2007 to March 31, 2008	Year Ended October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,774	$6,953	$13,727
Net realized gain (loss) on investments	(87)	84	(15)
Net increase (decrease) in net assets resulting from operations	3,687	7,037	13,712
Distributions to Shareholders From (Note A):
Net investment income:
Investor Class	—	—	—
Reserve Class	(3,767)	(6,954)	(13,727)
Net realized gain on investments
Reserve Class	—	—	(16)
Total distributions to shareholders	(3,767)	(6,954)	(13,743)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—
Reserve Class	910,661	3,122,392	5,085,798
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—
Reserve Class	3,519	6,015	13,225
Payment for shares redeemed:
Investor Class	—	—	—
Reserve Class	(1,096,676)	(3,247,025)	(4,790,405)
Net increase (decrease) from Fund share transactions	(182,496)	(118,618)	308,618
Net Increase (Decrease) in Net Assets	(182,576)	(118,535)	308,587
Net Assets:
Beginning of period	360,596	479,131	170,544
End of period	$178,020	$360,596	$479,131
Undistributed net investment income (loss) at end of period	$6	$—	$—
Distributions in excess of net investment income at end of period	$—	$(1)	$—

See Notes to Financial Statements 19

Notes to Financial Statements Income Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Government Money Fund ("Government Money"), Neuberger Berman Tax-Free Money Fund ("Tax-Free Money") (formerly, Lehman Brothers Tax-Free Money Fund) and Lehman Brothers National Municipal Money Fund ("National Municipal Money") (individually a "Fund", collectively, the "Funds") are separate operating series of Lehman Brothers Income Funds (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Government Money Fund offers Investor Class shares and Tax-Free Money and National Municipal Money offer Reserve Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

  On September 10, 2007, Tax-Free Money and National Municipal Money converted from a single-fund structure to a "master-feeder" structure. Under the master-feeder structure, rather than investing directly in securities, each Fund is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies as described in the Funds' prospectus.

  Each Fund seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust (each a "Master Series," collectively, the "Master Series") that has an investment objective identical to, and a name similar to, that of each respective Fund. Government Money invests in Government Master Series. Tax-Free Money invests in Tax-Exempt Master Series (commencement of operations September 10, 2007). National Municipal Money invests in Municipal Master Series (commencement of operations September 10, 2007). The value of each Fund's investment in its corresponding Master Series reflects the Fund's proportionate interest in the net assets of its corresponding Master Series (86.17% for Government Money, 83.59% for Tax-Free Money and 96.16% for National Municipal Money, at September 30, 2008). The performance of each Fund is directly affected by the performance of its corresponding Master Series. The financial statements of the Master Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

  The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

  It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; each of the Funds has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share. Each of these Funds complies with Rule 2a-7 of the 1940 Act.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  Management, the investment manager of the Master Series, and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, are wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly owned holding company. On September 15, 2008, Lehman filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On September 29, 2008, it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC have agreed to acquire Neuberger Berman and the fixed income management and certain other parts of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman. The transaction is subject to certain conditions and approvals, including approval by the bankruptcy court having jurisdiction over the Lehman matter. Other potential bids may be received during the time period for an open auction mandated by the bankruptcy court.

  These events, while affecting Lehman, have not had a material impact on the Funds or their operations. Management and LBAM will continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Master Series.

  If completed, acquisition of the Neuberger Berman entities would constitute an "assignment" of the Master Series' Management and Sub-Advisory Agreements and, by law, would automatically terminate those agreements. Accordingly, the Master Series' Board of Trustees will consider new investment management and sub-advisory agreements with the Neuberger Berman entities for the Master Series. If approved by the Board, including the Trustees who are not "interested persons" of the investment manager and its affiliates or the Master Series, the new agreements will require the approval of the Funds' shareholders.

2  Fund valuation: Each Fund records its investment in its corresponding Master Series at value. Investment securities held by the corresponding Master Series are valued as indicated in the notes following the Master Series' Schedule of Investments.

3  Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

  The Funds have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years 2005 - 2007. As of September 30, 2008, the Funds did not have any unrecognized tax benefits.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Master Series, timing differences and differing characterization of distributions made by each Fund as a whole.

  As determined on March 31, 2008, there were no permanent differences resulting from different book and tax accounting.

  The tax character of distributions paid during the year ended March 31, 2008, the period ended March 31, 2007, and the year ended October 31, 2006 were as follows:

	Distributions Paid From:
	Taxable Income						Tax-Exempt Income						Total
	2008		2007		2006		2008		2007		2006		2008		2007		2006
Government Money	$16,242,800		$5,864,940	(2)	$15,523,659		$—		$—	(2)	$—		$16,242,800		$5,864,940	(2)	$15,523,659
Tax-Free Money	29,080	(1)	51,582	(3)	—	(4)	28,953,860	(1)	50,242,930	(3)	17,837,465	(4)	28,982,940	(1)	50,294,512	(3)	17,837,465	(4)
National Municipal Money	—	(1)	16,762	(3)	—	(4)	6,953,523	(1)	13,726,404	(3)	4,617,630	(4)	6,953,523	(1)	13,743,166	(3)	4,617,630	(4)

(1)  Period from November 1, 2007 to March 31, 2008.

(2)  Period from November 1, 2006 to March 31, 2007.

(3)  The year ended October 31, 2007 for Tax-Free Money and National Municipal Money.

(4)  Period from December 19, 2005 (Commencement of Operations) to October 31, 2006.

  As of March 31, 2008, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Gain	Loss Carryforwards and Deferrals	Total
Government Money	$1,142,106	$—	$—	$—	$1,142,106
Tax-Free Money	668,101	1,305,395	45,495	—	2,018,991
National Municipal Money	69,356	18,760	—	—	88,116

  The difference between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments and organization expenses.

  To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2008, the Funds did not have unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains. During the year ended March 31, 2008, Government Money and National Municipal Money utilized capital loss carryforwards of $33,787 and $14,295, respectively.

4  Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investment in the Master Series. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

  Each Fund bears its proportionate share of its corresponding Master Series' expenses.

6   Other: All net investment income and realized and unrealized capital gains and losses of a Master Series are allocated pro rata among its respective Fund and any other investors in the Master Series (including any other investment companies), if any.

7  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

  Each Fund retains Management as its administrator under an Administration Agreement. The Investor Class of Government Money pays Management an administration fee at the annual rate of 0.27% of its average daily net assets under this agreement. The Reserve Class of Tax-Free Money and National Municipal Money pays Management an administration fee at the annual rate of 0.08% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

  Government Money indirectly pays for investment management services through its investment in the Master Series at the annual rate of 0.08% of the average daily net assets. Tax-Free Money and National Municipal Money indirectly pay for investment management services through its investment in the corresponding Master Series at the same annual rate of its average daily net assets. Tax-Exempt Master Series and Municipal Master Series pay Management a fee at the annual rate of 0.25% of the first $500 million of average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. As a result of a waiver at the Master Series level, Tax-Free Money and National Municipal Money indirectly received a management fee waiver so that the management fee was 0.08% of its average daily net assets, resulting in a reduction of expenses from the corresponding Master Series of $1,158,303 and $288,088 for Tax-Free Money and National Municipal Money, respectively (see Note B of Notes to Financial Statements of the Master Series).

  Management has contractually undertaken to forgo current payment of fees and/or reimburse Government Money for its operating expenses plus its pro rata portion of its corresponding Master Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

	Contractual Expense Limitation(1)	Expiration	Contractual Reimbursement/Waiver of Fees from Management for the Six Months Ended September 30, 2008
Government Money Investor Class	0.45%	10/31/11	$—

(1)  Expense limitation per annum of the class' average daily net assets.

  Government Money has agreed to repay Management for fees and expenses forgone and/or its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement or waived fees.

  During the six months ended September 30, 2008, there was no repayment to Management under this agreement. At September 30, 2008, there were no contingent liabilities to Management under the agreement.

  Management has voluntarily undertaken to reimburse and/or waive operating expenses (including fees payable to Management but excluding Operating Expenses which exceed the expense limitation as detailed in the following table:

Class	Voluntary Expense Limitation(1)		Administration Fees Waived for the Six Months Ended September 30, 2008	Voluntary Reimbursement from Management for the Six Months Ended September 30, 2008
Tax-Free Money Reserve Class	0.20	%(2)	$—	$—
National Municipal Money Reserve Class	0.20	%(2)(3)	118,372	—

(1)  Expense limitation per annum of the class' average daily net assets. Management may, at its sole discretion, terminate this agreement with notice to each Fund.

(2)  Management expects that, in the future, it may voluntarily reimburse or waive certain expenses of each Fund so that the total annual Operating Expenses of each Fund are limited to 0.23% of average net assets.

(3)  Prior to July 1, 2008, the expense limitation was 0.17%.

  Management and LBAM are wholly-owned subsidiaries of Lehman. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

  Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of the Funds.

  The Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2008, the impact of this arrangement was a reduction of expenses of $2,990, $89,937 and $7,166 for Government Money, Tax-Free Money and National Municipal Money, respectively.

Note C—Investment Transactions:

  During the six months ended September 30, 2008, contributions and withdrawals in the Fund's investment in its corresponding Master Series were as follows:

(000's omitted)	Contributions	Withdrawals
Government Money	$1,666,513	$653,827
Tax-Free Money	2,437,053	3,814,276
National Municipal Money	462,592	648,934

Note D—Fund Share Transactions:

  Share activity at $1.00 per share for the six months ended September 30, 2008 and for the year ended March 31, 2008 were as follows:

	For the Six Months Ended September 30, 2008				For the Year Ended March 31, 2008
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Government Money: Investor Class	1,696,007	1,744	(675,817)	1,021,934	1,207,629	2,668	(1,012,990)	197,307

  Share activity at $1.00 per share for the six months ended September 30, 2008, for the period ended March 31, 2008 and for the year ended October 31, 2007 was as follows:

	For the Six Months Ended September 30, 2008				For the Period Ended March 31, 2008
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Tax-Free Money:
Reserve Class	4,773,340	12,850	(6,142,528)	(1,356,338)	8,910,551	20,475	(8,650,838)	280,188
National Municipal Money:
Reserve Class	910,661	3,519	(1,096,676)	(182,496)	3,122,392	6,015	(3,247,025)	(118,618)

	For the Year Ended October 31, 2007
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Tax-Free Money:
Reserve Class	14,020,213	39,270	(13,471,278)	588,205
National Municipal Money:
Reserve Class	5,085,798	13,225	(4,790,405)	308,618

Note E—Recent Market Events

  Recent events have resulted in fixed income instruments, including some money market instruments, to experience liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Due to the market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.

  The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Note F—U.S. Treasury Temporary Guarantee Program for Money Market Funds

  On October 8, 2008, each class of each Fund paid 0.01% of its net asset value as of September 19, 2008 to participate in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the United States Department of the Treasury ("U.S. Treasury").

  Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and the Fund liquidates its holdings, the Program guarantees investors of each Fund $1.00 per share for the lesser of either the number of shares the investor held in a Fund on September 19, 2008 or the number of shares the investor held on the date the net asset value fell below $0.995. The Program applies only to shareholders of record on September 19, 2008 who maintain an account with the Fund from the close of business on that date through the date on which the Fund's per share value falls below $0.995. Those shareholders may purchase and redeem shares in their account during the period covered by the Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder's account increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

  The Program will provide coverage to qualifying shareholders for an initial three-month period ending December 18, 2008. The Secretary of the U.S. Treasury may extend the Program beyond its initial three-month term through September 18, 2009. If the Program is extended, the Board of Trustees of each Fund will consider whether to continue to participate and, if so, each Portfolio would be required to pay additional fees.

  As of the time of this report, assets available to the Program to support all participating money market funds are limited to $50 billion and payments under the Program are dependent on the availability of assets in the Program at the time a request for payment is made. Payments will be made on a first-come-first-serve basis.

Note G—Unaudited Financial Information:

  The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Neuberger Berman Government Money Fund†

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

Investor Class

	Six Months Ended September 30,		Year Ended March 31,	Period from November 1, 2006^^to March 31,		Year Ended October 31,
	2008		2008	2007		2006	2005	2004	2003
	(Unaudited)
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0097		.0430	.0200		.0429	.0230	.0060	.0078
Net Gains or Losses on Securities	(.0008)		.0002	(.0000)		(.0000)	(.0000)	.0000	.0000
Total From Investment Operations	.0089		.0432	.0200		.0429	.0230	.0060	.0078
Less Distributions From:
Net Investment Income	(.0097)		(.0430)	(.0200)		(.0429)	(.0230)	(.0060)	(.0078)
Net Capital Gains	—		—	—		—	—	(.0000)	(.0000)
Total Distributions	(.0097)		(.0430)	(.0200)		(.0429)	(.0230)	(.0060)	(.0078)
Net Asset Value, End of Period	$.9994		$1.0002	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return††	.97	%**	4.39%	2.01	%**@	4.38%@	2.33%@	.61%@	.78%@
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1,483.3		$462.3	$264.9		$295.9	$409.3	$454.7	$1,078.3
Ratio of Gross Expenses to Average Net Assets#	.40	%*	.42%	.47	%*	.46%	.48%	.49%	.45%
Ratio of Net Expenses to Average Net Assets	.40	%*	.42%	.47	%*‡	.45%‡	.47%‡	.49%‡	.45%‡
Ratio of Net Investment Income (Loss) to Average Net Assets	1.81	%*	4.09%	4.78	%*	4.26%	2.25%	.57%	.78%

See Notes to Financial Highlights 26

Financial Highlights (cont'd)

Neuberger Berman Tax-Free Money Fund†

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

Reserve Class

	Six Months Ended September 30, 2008		Period from November 1, 2007^^ to March 31, 2008		Year Ended October 31, 2007	Period from December 19, 2005^ to October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$1.0004		$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0100		.0120		.0350	.0282
Net Gains or Losses on Securities	.0016		.0004		.0000	.0000
Total From Investment Operations	.0116		.0124		.0350	.0282
Less Distributions From:
Net Investment Income	(.0100)		(.0120)		(.0350)	(.0282)
Net Capital Gains	—		(.0000)		(.0000)	—
Total Distributions	(.0100)		(.0120)		(.0350)	(.0282)
Net Asset Value, End of Period	$1.0020		$1.0004		$1.0000	$1.0000
Total Return††@	1.01	%**	1.21	%**	3.56%	2.86	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$678.5		$2,034.2		$1,753.3	$1,165.1
Ratio of Gross Expenses to Average Net Assets#	.20	%*	.19	%*	.19%	.19	%*
Ratio of Net Expenses to Average Net Assets‡	.20	%*	.19	%*	.18%	.17	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.89	%*	2.84	%*	3.51%	3.30	%*

See Notes to Financial Highlights 27

Financial Highlights (cont'd)

Lehman Brothers National Municipal Money Fund†

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

Reserve Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from November 1, 2007^^ to March 31, 2008		Year Ended October 31, 2007	Period from December 19, 2005^ to October 31, 2006
Net Asset Value, Beginning of Period	$1.0002		$1.0000		$1.0001	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0116		.0125		.0361	.0287
Net Gains or Losses on Securities	(.0003)		.0002		(.0000)	.0001
Total From Investment Operations	.0113		.0127		.0361	.0288
Less Distributions From:
Net Investment Income	(.0116)		(.0125)		(.0361)	(.0287)
Net Capital Gains	—		—		(.0001)	—
Total Distributions	(.0116)		(.0125)		(.0362)	(.0287)
Net Asset Value, End of Period	$0.9999		$1.0002		$1.0000	$1.0001
Total Return††@	1.17	%**	1.26	%**	3.68%	2.90	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$178.0		$360.6		$479.1	$170.5
Ratio of Gross Expenses to Average Net Assets#	.19	%*	.17	%*	.17%	.17	%*
Ratio of Net Expenses to Average Net Assets‡	.19	%*	.17	%*	.16%	.16	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.23	%*	3.01	%*	3.61%	3.28	%*

See Notes to Financial Highlights 28

Notes to Financial Highlights Income Funds (Unaudited)

†  The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Master Series' income and expenses (except for the period from November 1, 2001 to February 28, 2007 when Government Money was organized in a single-fund structure and for the period from December 19, 2005 to September 10, 2007 when Tax-Free Money and National Municipal Money were organized in a single-fund structure).

††  Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

‡  After reimbursement and/or waiver of a portion of certain expenses by Management (see Note B of Notes to Financial Statements of Income Funds). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

	Period from November 1, 2006 to March 31,	Year Ended October 31,
	2007	2006	2005	2004	2003
Government Money Fund Investor Class	.48%	.47%	.49%	.58%	.57%

	Six Months Ended September 30, 2008	Period from November 1, 2007 to March 31, 2008	Year Ended October 31, 2007	Period from December 19, 2005 (Commencement of Operations) to October 31, 2006
Tax-Free Money Fund Reserve Class	.32%	.30%	.33%	.36%
National Municipal Money Fund Reserve Class	.43%	.40%	.42%	.53%

*  Annualized.

**  Not annualized.

#  The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

^^  The Fund's year end changed from October 31 to March 31.

@  Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of Income Funds).

^  The date investment operations commenced.

Schedule of Investments Government Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
U.S. Government Agency Securities (35.0%)
$15,000	Fannie Mae, Bonds, 3.13%, due 3/16/09	$15,038
1,900	Fannie Mae, Disc. Notes, 2.41% & 3.56%, due 11/28/08 & 1/30/09	1,885
25,000	Fannie Mae, Floating Rate Notes, 2.10%, due 10/1/08	25,000	µ
1,000	Fannie Mae, Notes, 4.13%, due 4/29/09	1,011
7,500	Federal Farm Credit Bank, Bonds, 3.60%, due 1/14/09	7,521
45,000	Federal Farm Credit Bank, Floating Rate Bonds, 2.04% & 2.06%, due 10/1/08	44,998	µ
89,000	Federal Home Loan Bank, Bonds, 2.19% – 2.80%, due 2/11/09 – 5/14/09	89,000
224,630	Federal Home Loan Bank, Disc. Notes, 1.85% – 2.47%, due 10/1/08 – 4/27/09	224,388
175,000	Federal Home Loan Bank, Floating Rate Bonds, 1.89% – 3.64%, due 10/1/08 – 12/24/08	174,989	µ
1,498	Freddie Mac, Disc. Notes, 2.47%, due 2/2/09	1,486
16,800	Freddie Mac, Notes, 2.63%, due 11/16/08	16,800
	Total U.S. Government Agency Securities	602,116
Repurchase Agreements (50.8%)
385,000	Bank of America Repurchase Agreement, 2.00%, due 10/1/08, dated 9/30/08, Maturity Value $385,021,389, Collateralized by $392,397,137, Fannie Mae, 5.50%, due 6/1/38 (Collateral Value $392,700,001)	385,000
70,000	Goldman Sachs Repurchase Agreement, 0.02%, due 10/1/08, dated 9/30/08, Maturity Value $70,000,039, Collateralized by $41,141,900, U.S. Treasury Notes, 2.88% – 4.50%, due 3/31/09 – 1/31/13 and $21,352,000, U.S. Treasury Bonds, 6.63%, due 2/15/27 (Collateral Value $71,400,068)	70,000
420,000	Goldman Sachs Repurchase Agreement, 1.15%, due 10/1/08, dated 9/30/08, Maturity Value $420,013,417, Collateralized by $363,726,873, Fannie Mae, 5.00% – 6.50%, due 2/1/23 – 9/1/38 and $94,494,416, Freddie Mac, 5.50% & 6.00%, due 12/1/37 & 6/1/38 (Collateral Value $428,400,001)	420,000
	Total Repurchase Agreements	875,000
	Total Investments (85.8%)	1,477,116
	Cash, receivables and other assets, less liabilities (14.2%)	244,247
	Total Net Assets (100.0%)	$1,721,363

See Notes to Schedule of Investments 30

Schedule of Investments Tax-Exempt Master Series

(Unaudited)

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
California (0.9%)
$520	Arvin Unified Sch. Dist. Cert. Participation, Ser. 2006, (FSA Insured), 8.15%, due 10/2/08	$520	µl
4,930	Southern California Pub. Pwr. Au. Pwr. Proj. Rev. (Floaters), Ser. 2003-1172, (AMBAC Insured), 8.42%, due 10/2/08	4,930	µr
1,800	Union City Multi-Family Rev. (Floaters), Ser. 2007-122G, (LOC: Goldman Sachs), 5.24%, due 10/2/08	1,800	µ
		7,250
Colorado (0.2%)
1,500	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/36 Putable 12/1/08	1,500	µ
Florida (4.1%)
13,525	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. Proj.), Ser. 2002-A, (LOC: Bank of Scotland), 6.25%, due 10/1/08	13,525	µß
19,965	Jacksonville Econ. Dev. Commission Hlth. Care Fac. Rev. (Methodist), Ser. 2005, (LOC: SunTrust Bank), 5.50%, due 10/1/08	19,965	µß
		33,490
Illinois (3.0%)
4,000	Chicago Board Ed. G.O. Muni. Sec. Trust Receipts, Ser. 2008-50A, (FGIC Insured), 4.93%, due 10/2/08	4,000	µt
7,305	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-53A, (FGIC Insured), 5.13%, due 10/2/08	7,305	µt
3,275	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-56A, (FGIC Insured), 5.13%, due 10/2/08	3,275	µt
5,000	Lake Co. Sch. Dist. Number 109 Deerfield Debt Cert., Ser. 2006, (LOC: JP Morgan Chase), 8.75%, due 10/1/08	5,000	µ
4,835	Reg. Trans. Au. Muni. Sec. Trust Receipts, Ser. 2008-55A, (FGIC Insured), 6.11%, due 10/2/08	4,835	µt
		24,415
Indiana (4.2%)
5,285	Crown Point Multi. Sch. Bldg. Corp. (Putters), Ser. 2005-1056, (FGIC Insured), 5.25%, due 10/2/08	5,285	µo
16,065	Greater Clark Co. Independent Sch. Temporary Loan Warrants, Ser. 2008, 2.45%, due 12/31/08	16,073
3,750	Indianapolis Local Pub. Imp. Bond Bank Ltd. Recourse Notes, Ser. 2007-F, 4.00%, due 1/12/09	3,759
9,000	Westfield Independent Sch. Temporary Loan Warrants, Ser. 2008, 2.50%, due 12/31/08	9,003
		34,120
Iowa (2.4%)
19,845	Iowa Higher Ed. Loan Au. Rev. (Private College St. Ambrose), Ser. 2003, (LOC: Northern Trust Co.), 6.25%, due 10/1/08	19,845	µß
Kansas (6.7%)
30,270	North Kansas City Hosp. Rev. (North Kansas City Hosp.), Ser. 2008, (LOC: Bank of America), 6.28%, due 10/1/08	30,270	µß
3,865	Shawnee Co. Temporary Notes, Ser. 2007-2, 3.70%, due 10/1/08	3,865
20,200	Wyandotte Co. Kansas City Unified G.O. Gov't Muni. Temporary Notes, Ser. 2007-V, 3.55%, due 11/1/08	20,200
		54,335
Kentucky (1.4%)
11,000	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2007-A1, 2.63%, due 4/1/09 Putable 10/1/08	11,000	µ
Louisiana (2.5%)
20,000	Tangipahoa Parish Hosp. Svc. Dist. Number 1 Hosp. Rev. (North Oaks Med. Ctr. Proj.), Ser. 2003-B, (LOC: Allied Irish Bank), 7.96%, due 10/2/08	20,000	µ

See Notes to Schedule of Investments 31

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Maine (0.6%)
$5,000	Maine Hlth. & Higher Ed. Fac. Au. Rev. (Piper Shores), Ser. 1999-A, 7.55%, due 1/1/29 Pre-Refunded 1/1/09	$5,183	ß
Massachusetts (1.5%)
4,250	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-52A, (FGIC Insured), 2.30%, due 10/2/08	4,250	µt
7,625	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-51A, (AMBAC Insured), 4.44%, due 10/2/08	7,625	µt
		11,875
Minnesota (7.0%)
30,000	Minnesota Agricultural & Econ. Dev. Board Rev. (Hlth. Care Fac.-Essentia), Ser. 2008-C4, (LOC: KBC Bank), 6.40%, due 10/1/08	30,000	µß
27,000	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation), Ser. 2006-3, (LOC: Bank of New York), 6.25%, due 10/1/08	27,000	µß
		57,000
Missouri (9.2%)
4,100	Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery Foundation), Ser. 2004-A, (LOC: JP Morgan Chase), 4.25%, due 10/1/08	4,100	µß
40,000	Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery Foundation), Ser. 2008-A, (LOC: JP Morgan Chase), 4.25%, due 10/1/08	40,000	µß
9,700	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank), 6.28%, due 10/1/08	9,700	µß
13,152	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Rockhurst Univ.), Ser. 2002, (LOC: Bank of America), 6.28%, due 10/1/08	13,152	µß
3,600	Missouri St. Hwy. & Trans. Commission St. Road Rev., Ser. 2008-8102, (LOC: Citigroup Global Markets), 4.42%, due 10/2/08	3,600	µ
4,020	St. Louis Co. Rockwood Sch. Dist. Number R-6 G.O., Ser. 2008-A, 5.00%, due 2/1/09	4,057
		74,609
Nebraska (0.8%)
6,210	Deutsche Bank Spears/Lifers Trust Var. St. (Omaha Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank), 3.96%, due 10/2/08	6,210	µ
Nevada (3.3%)
150	Eclipse Funding Trust Var. St. (Solar Eclipse-Truckee Meadows Wtr.), Ser. 2007-0015, (XLCA Insured), 4.29%, due 10/2/08	150	µu
4,265	Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser. 2005-1240, (AMBAC Insured), 6.64%, due 10/2/08	4,265	µs
22,655	Truckee Meadows Wtr. Au. Wtr. Rev. Muni. Sec. Trust Receipts, Ser. 2001-137, (FSA Insured), 4.50%, due 10/1/08	22,655	ñµt
		27,070
New Hampshire (7.0%)
8,000	Cheshire Co. G.O. TANS, Ser. 2008, 2.50%, due 12/31/08	8,004
13,220	Merrimack Co. G.O. TANS, Ser. 2008, 2.75%, due 12/30/08	13,239
9,000	Merrimack Co. G.O. TANS, Ser. 2008, 3.50%, due 12/30/08	9,025
8,420	Strafford Co. G.O. TANS, Ser. 2008, 2.75%, due 12/31/08	8,430
18,000	Strafford Co. G.O. TANS, Ser. 2008-A, 3.00%, due 12/31/08	18,027
		56,725
New Jersey (2.4%)
19,200	Hamilton Township Mercer Co. G.O. TANS, Ser. 2008, 3.50%, due 10/24/08	19,208

See Notes to Schedule of Investments 32

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
New York (8.5%)
$30,000	Metro. Trans. Au. Rev., Ser. 2002-D1, (FSA Insured), 8.25%, due 10/2/08	$30,000	µp
28,790	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2001-F1, (LOC: Dexia Credit Locale de France), 5.00%, due 10/1/08	28,790	µ
9,805	New York G.O., Ser. 1993-A4, (LOC: Landesbank Baden-Wurttemberg), 5.00%, due 10/1/08	9,805	µ
		68,595
North Carolina (0.0%)
10	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1009, (LOC: Branch Banking & Trust Co.), 3.71%, due 10/2/08	10	µ
Ohio (2.3%)
1,480	Clermont Co. Econ. Dev. Rev. (John Q Hammons Proj.), Ser. 1989, (LOC: Fifth Third Bank), 2.75%, due 11/1/08	1,480	µß
5,850	Cuyahoga Co. Rev. (Cleveland Clinic), Ser. 2004-B1, (LOC: JP Morgan Chase), 4.25%, due 10/1/08	5,850	µß
7,660	Marysville G.O. BANS (Waste Wtr.), Ser. 2008, 2.50%, due 6/3/09	7,688
4,005	Marysville Tax Increment Fin. Rev. (Coleman's Crossing Rd.), Ser. 2008, (LOC: Fifth Third Bank), 2.75%, due 9/10/09	4,023
		19,041
South Carolina (1.9%)
5,650	Jasper Co. Rev. BANS (Office Bldg. Proj.), Ser. 2008, 2.35%, due 7/1/09	5,650
9,800	Lexington Waterworks & Swr. Sys. Rev. BANS, Ser. 2007, 3.15%, due 12/15/08	9,801
		15,451
Tennessee (8.3%)
10,365	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E3E, (LOC: KBC Bank), 5.35%, due 10/1/08	10,365	µ
13,305	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E3D, (LOC: KBC Bank), 5.35%, due 10/1/08	13,305	µ
28,000	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E1A, (LOC: SunTrust Bank), 5.50%, due 10/1/08	28,000	µ
8,000	Sevier Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-A1, (LOC: KBC Bank), 5.35%, due 10/1/08	8,000	µ
7,875	Sevier Co. Pub. Bldg. Au. (Pub. Construction Notes Proj.), Ser. 2007-A6, 2.63%, due 4/1/10 Putable 10/1/08	7,875	µ
		67,545
Texas (9.7%)
3,005	Dallas Independent Sch. Dist. Maintenance Tax Notes, Ser. 2008, 4.00%, due 2/15/09	3,028
3,000	Denton Independent Sch. Dist. G.O., Ser. 1996 B, (PSF Insured), 2.20%, due 8/15/09	3,000	µp
7,485	Deutsche Bank Spears/Lifers Trust Var. St. (Lovejoy Independent Sch. Dist.), Ser. 2008-514, (PSF Insured), 3.67%, due 10/2/08	7,485	µk
3,425	Deutsche Bank Spears/Lifers Trust Var. St. (Seminole Independent Sch. Dist.), Ser. 2008-559, (PSF Insured), 3.89%, due 10/2/08	3,425	µk
22,300	Harris Co. Hlth. Fac. Dev. Corp. Rev. (Methodist), Ser. 2006-C, (FSA Insured), 4.25%, due 10/1/08	22,300	µß
9,935	McKinney Independent Sch. Dist. (Floaters), Ser. 2006-26TP, (PSF Insured), 4.33%, due 10/2/08	9,935	µx
29,740	Munitops II Trust, Ser. 2007-63, (PSF Insured), 4.49%, due 10/2/08	29,740	µc
195	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (East Texas Med. Ctr.), Ser. 1997-D, (FSA Insured), 5.38%, due 11/1/27 Pre-Refunded 2/16/09	204
		79,117
Utah (1.0%)
2,785	Lehi Elec. Utils. Rev., Ser. 2005, (FSA Insured), 8.40%, due 10/1/08	2,785	µl
5,500	Salt Lake Valley Fire Svc. Area TRANS, Ser. 2008, 3.75%, due 12/30/08	5,510
		8,295

See Notes to Schedule of Investments 33

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Washington (3.6%)
$18,500	Snohomish Co. Pub. Utils. Dist. Number 001 Elec. Rev., Ser. 2001-124, (FSA Insured), 4.50%, due 10/1/08	$18,500	µt
10,775	Washington St. Hlth. Care Fac. Au. Rev. (Grays Harbor Comm. Hosp.), Ser. 2007, (Radian Insured), 6.50%, due 10/1/08	10,775	µßaa
		29,275
Wisconsin (6.8%)
25,000	Univ. Hosp. & Clinics Au. Rev. (Stars Hosp.), Ser. 2002-A, (FSA Insured), 8.33%, due 10/1/08	25,000	µu
30,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Hlth. Care), Ser. 2006-C, (LOC: Marshall & Ilsley), 6.25%, due 10/1/08	30,000	µß
		55,000
	Total Investments (99.3%)	806,164
	Cash, receivables and other assets, less liabilities (0.7%)	5,485
	Total Net Assets (100.0%)	$811,649

See Notes to Schedule of Investments 34

Schedule of Investments Municipal Master Series

(Unaudited)

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
California (6.3%)
$4,670	California HFA Home Mtge. Rev., Ser. 2002-M, (LOC: Bank of Nova Scotia), 5.40%, due 10/1/08	$4,670	µ
7,000	Palomar Pomerado Hlth. G.O. (Floaters), Ser. 2007-2234, (MBIA Insured), 4.42%, due 10/2/08	7,000	µx
		11,670
Colorado (3.2%)
1,000	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/36 Putable 12/1/08	1,000	µ
4,980	Federal Home Loan Mtge. Corp., Ser. 2008-M015, Class A, (LOC: Freddie Mac), 8.46%, due 10/2/08	4,980	µ
		5,980
Delaware (0.2%)
450	Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.), Ser. 1985, (LOC: HSBC Bank N.A.), 8.40%, due 10/1/08	450	µ
Florida (10.4%)
6,999	Alachua Co. Sch. Board Cert. Participation, Ser. 2004, (AMBAC Insured), 4.35%, due 10/2/08	6,999	µd
7,000	Florida St. Board of Ed. Muni. Sec. Trust Receipts G.O., Ser. 2003-SGA138, (MBIA Insured), 8.20%, due 10/1/08	7,000	ñµt
1	Miami-Dade Co. Aviation Rev., Ser. 2007-E, (FSA Insured), 4.35%, due 10/2/08	1	µd
680	Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser. 2000-E, (LOC: Bank of America), 9.00%, due 10/1/08	680	µß
4,500	Port St. Joe Wtr. & Swr. Sys. Rev., Ser. 2008, (LOC: Regions Bank), 8.01%, due 10/2/08	4,500	µ
		19,180
Georgia (4.5%)
7,555	Athens Area Fac. Corp. Cert. Participation, Ser. 2007, (LOC: Citibank, N.A.), 6.13%, due 10/2/08	7,555	µ
850	Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldgs.), Ser. 1997, (LOC: JP Morgan Chase), 9.95%, due 10/2/08	850	µß
		8,405
Illinois (4.5%)
2,070	Illinois Dev. Fin. Au. IDR (Cloverhill Pastry Vendor), Ser. 1993, (LOC: JP Morgan Chase), 7.81%, due 10/1/08	2,070	µß
700	Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997, (LOC: Bank One), 9.95%, due 10/2/08	700	µß
650	Illinois Dev. Fin. Au. Rev. (American Academy), Ser. 2001, (LOC: Bank One), 8.10%, due 10/2/08	650	µß
845	Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004, (LOC: Bank One), 8.45%, due 10/2/08	845	µß
4,075	Lake Co. Multi-Family Hsg. Rev. (Rosewood Apt. Proj.), Ser. 2004, (LOC: Freddie Mac), 8.50%, due 10/2/08	4,075	µß
		8,340
Indiana (1.5%)
2,140	Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 8.30%, due 10/2/08	2,140	µß
740	Plymouth Econ. Dev. Rev. (Hillcrest Apts. Proj.), Ser. 1998-A, (LOC: Federal Home Loan Bank), 7.76%, due 10/1/08	740	µß
		2,880
Kentucky (1.4%)
200	Bardstown Ind. Rev. (JAV Investment LLC Proj.), Ser. 2001, (LOC: Bank One Michigan), 9.95%, due 10/2/08	200	µß
2,435	Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser. 1986, (LOC: PNC Bank), 2.50%, due 2/2/09	2,435	µ
		2,635

See Notes to Schedule of Investments 35

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Maine (0.2%)
$410	Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser. 1986, (LOC: Fleet National Bank), 4.13%, due 12/15/08	$410	µß
Maryland (4.4%)
6,500	Harford Co. Econ. Dev. Rev. (A. O. Smith Corp. Proj.), Ser. 1988, (LOC: Comerica Bank), 3.00%, due 3/1/09	6,500	µß
1,570	Howard Co. IDR (Preston CT Ltd. Partnership), Ser. 1986, (LOC: SunTrust Bank), 1.90%, due 10/1/08	1,570	µß
		8,070
Massachusetts (4.2%)
3,000	Massachusetts St. Dev. Fin. Agcy. Rev. (Briarwood Retirement), Ser. 2004 A, (LOC: Sovereign Bank), 8.00%, due 10/2/08	3,000	µßn
4,800	Massachusetts St. Dev. Fin. Agcy. Rev. (ISO New England, Inc.), Ser. 2005, (LOC: KeyBank), 6.00%, due 10/2/08	4,800	µß
		7,800
Minnesota (2.6%)
2,338	Minneapolis Rev. (Minnehaha Academy Proj.), Ser. 2001, (LOC: U.S. Bank), 6.00%, due 10/1/08	2,338	µß
2,415	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 8.35%, due 10/2/08	2,415	µß
		4,753
Missouri (0.2%)
300	Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber Prods. Proj.), Ser. 1995, (LOC: JP Morgan Chase), 9.20%, due 10/2/08	300	µß
New Jersey (0.2%)
310	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Wearbest SIL-TEX Mills Proj.), Ser. 2000, (LOC: Bank of New York), 8.35%, due 10/1/08	310	µß
New Mexico (0.1%)
225	Las Cruces IDR (Parkview Metal Prod. Proj.), Ser. 1997, (LOC: American National Bank & Trust Co.), 9.95%, due 10/2/08	225	µß
New York (12.4%)
7,000	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1012, (LOC: Branch Banking & Trust Co.), 4.12%, due 10/2/08	7,000	µ
8,000	Metro. Trans. Au. Rev., Ser. 2002-D1, (FSA Insured), 8.25%, due 10/2/08	8,000	µp
8,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 2006-132, (LOC: Dexia Credit Locale de France), 7.00%, due 10/1/08	8,000	µ
		23,000
North Carolina (0.0%)
5	North Carolina St. Ports Au. Port Fac. Rev., Ser. 2006-A2, (LOC: Bank of America), 7.75%, due 10/1/08	5	µ
Ohio (0.9%)
1,475	Fairfield Co. Arpt. Impt. G.O. BANS, Ser. 2008, 3.75%, due 1/21/09	1,478
115	Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser. 2000, (LOC: JP Morgan Chase), 9.80%, due 10/2/08	115	µß
		1,593
Rhode Island (0.4%)
795	Rhode Island St. Ind. Facs. Corp. IDR (Precision Turned Components Proj.), Ser. 2000, (LOC: Bank of America), 8.35%, due 10/1/08	795	µß

See Notes to Schedule of Investments 36

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
South Carolina (1.5%)
$2,735	Jasper Co. Rev. BANS (Jasper Co. Sch.), Ser. 2008, 2.75%, due 2/12/09	$2,739
South Dakota (0.1%)
125	Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser. 1993, (LOC: U.S. Bank), 8.40%, due 10/2/08	125	µß
Tennessee (5.7%)
7,400	Shelby Co. Hlth. Ed. & Hsg. Fac. Board Rev. (Methodist Le Bonheur), Ser. 2008-B, (LOC: U.S. Bank), 7.93%, due 10/2/08	7,400	µß
3,200	Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Lexington), Ser. 2005-A, (LOC: Fannie Mae), 8.50%, due 10/2/08	3,200	µ
		10,600
Texas (5.2%)
4,200	McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, (LOC: Bank of America), 10.27%, due 10/2/08	4,200	µ
5,455	Permian Basin Reg. Hsg. Fin. Corp. Single Family Mtge. Rev., Ser. 2006-A2, (LOC: Government National Mortgage Association), 2.40%, due 1/1/38 Putable 2/1/09	5,455	µ
		9,655
Virginia (4.5%)
1,500	Lynchburg Ind. Dev. Au. Rev. Ref. Hosp. (Centra Hlth., Inc.), Ser. 2004-A, (MBIA Insured), 7.90%, due 10/2/08	1,500	µßm
5,375	Madison Co. Ind. Dev. Au. Ed. Fac. Rev. (Woodberry Forest Sch.), Ser. 2007, (LOC: SunTrust Bank), 5.50%, due 10/1/08	5,375	µß
1,250	Virginia St. Hsg. Dev. Au. Commonwealth Mtge., Ser. 2006-D1, 4.00%, due 1/1/09	1,252
215	Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser. 2006-C07, (LOC: Bank of New York), 4.10%, due 10/1/08	215	µ
		8,342
Wisconsin (10.3%)
2,000	Antigo Unified Sch. Dist. G.O. TRANS, Ser. 2007, 3.60%, due 10/30/08	2,000
425	Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999, (LOC: Bank One), 9.95%, due 10/1/08	425	µß
8,600	Univ. Hosp. & Clinics Au. Rev. (Stars Hosp.), Ser. 2002-A, (FSA Insured), 8.33%, due 10/1/08	8,600	µu
8,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (ProHealth Care, Inc.), Ser. 2008 A, (LOC: Marshall & Ilsley), 6.28%, due 10/1/08	8,000	µß
		19,025
Wyoming (2.7%)
4,980	Campbell Co. IDR (Two Elk Partners Proj.), Ser. 2007, (LOC: Royal Bank of Canada), 3.65%, due 11/28/08	4,980	µß
	Total Investments (87.6%)	162,267
	Cash, receivables and other assets, less liabilities (12.4%)	22,894
	Total Net Assets (100.0%)	$185,161

See Notes to Schedule of Investments 37

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited)

††  Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

  The Master Series adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Master Series' investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – significant unobservable inputs (including the Master Series' own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used to value the Master Series' investments as of September 30, 2008 (000's omitted):

Government Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	1,477,116
Level 3 – Significant Unobservable Inputs	—
Total	$1,477,116
Tax-Exempt Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	806,164
Level 3 – Significant Unobservable Inputs	—
Total	$806,184
Municipal Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	162,267
Level 3 – Significant Unobservable Inputs	—
Total	$162,267

See Notes to Financial Statements 38

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited) (cont'd)

@@  Municipal securities held by Tax-Exempt Master Series and Municipal Master Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's Rating Services or, where not rated, are determined by the master series' investment manager to be of comparable quality. Approximately 77.2% and 95.4% of the municipal securities held by Tax-Exempt Master Series and Municipal Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

ñ  Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2008, these securities amounted to approximately $22,655,000 or 2.8% of net assets for Tax-Exempt Master Series and approximately $7,000,000 or 3.8% of net assets for Municipal Master Series.

ß  Security is guaranteed by the corporate or non-profit obligor.

µ  Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2008.

c  Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d  Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

k  Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

l  Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

m  Security is subject to a guarantee provided by SunTrust Bank, backing 100% of the total principal.

n  Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

o  Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

p  Security is subject to a guarantee provided by Westdeutsche Landesbank Girozentrale, backing 100% of the total principal.

r  Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

s  Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

t  Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

u  Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

x  Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

aa  Security is subject to a guarantee provided by KeyBank, backing 100% of the total principal.

See Notes to Financial Statements 39

Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Trust
(000's omitted)

	GOVERNMENT MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	September 30, 2008	September 30, 2008	September 30, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$602,116	$806,164	$162,267
Repurchase agreements	875,000	—	—
	1,477,116	806,164	162,267
Cash	242,844	—	21,135
Interest receivable	1,531	6,414	1,188
Receivable for securities sold	—	22,395	590
Prepaid expenses and other assets	24	31	8
Total Assets	1,721,515	835,004	185,188
Liabilities
Due to custodian	—	23,176	—
Payable to investment manager—net (Note B)	119	106	17
Accrued expenses and other payables	33	73	10
Total Liabilities	152	23,355	27
Net Assets Applicable to investors' beneficial interests	$1,721,363	$811,649	$185,161
Net Assets consist of:
Paid-in capital	$1,721,363	$811,649	$185,161
*Cost of investments:
Unaffiliated issuers	$1,477,116	$806,164	$162,267

See Notes to Financial Statements 40

Statements of Operations (Unaudited)

Institutional Liquidity Trust
(000's omitted)

	GOVERNMENT MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008
Investment Income
Income
Interest income—unaffiliated issuers (Note A)	$25,563	$26,700	$4,777
Expenses:
Investment management fees (Note B)	872	2,536	499
Audit fees	16	6	15
Custodian fees (Note B)	156	280	58
Insurance expense	23	26	7
Legal fees	2	2	2
Rating agency fees	9	2	2
Shareholder reports	3	4	4
Interest Expense	—	100	—
Trustees' fees and expenses	19	18	18
Miscellaneous	48	56	10
Total expenses	1,148	3,030	615
Investment management fees waived (Note B)	—	(1,509)	(339)
Expenses reduced by custodian fee expense offset arrangement (Note B)	(3)	(108)	(7)
Total net expenses	1,145	1,413	269
Net investment income	$24,418	$25,287	$4,508
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(1,520)	808	(99)
Net increase (decrease) in net assets resulting from operations	$22,898	$26,095	$4,409

See Notes to Financial Statements 41

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Statements of Changes in Net Assets

Institutional Liquidity Trust
(000's omitted)

	GOVERNMENT MASTER SERIES		TAX-EXEMPT MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$24,418	$57,189	$25,287	$33,784	$10,586
Net realized gain (loss) on investments	(1,520)	457	808	831	5
Net increase (decrease) in net assets resulting from operations	22,898	57,646	26,095	34,615	10,591
Transactions in Investors' Beneficial Interest:
Contributions	4,024,407	7,608,924	4,756,603	4,812,906	3,250,661
Withdrawals	(4,615,859)	(6,146,412)	(6,441,900)	(4,274,828)	(1,363,094)
Net increase (decrease) from transactions in investors' beneficial interest	(591,452)	1,462,512	(1,685,297)	538,078	1,887,567
Net Increase (Decrease) in Net Assets	(568,554)	1,520,158	(1,659,202)	572,693	1,898,158
Net Assets:
Beginning of period	2,289,917	769,759	2,470,851	1,898,158	—
End of period	$1,721,363	$2,289,917	$811,649	$2,470,851	$1,898,158

See Notes to Financial Statements 43

	MUNICIPAL MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,508	$8,284	$3,386
Net realized gain (loss) on investments	(99)	93	6
Net increase (decrease) in net assets resulting from operations	4,409	8,377	3,392
Transactions in Investors' Beneficial Interest:
Contributions	959,923	1,712,974	1,154,509
Withdrawals	(1,173,840)	(1,944,242)	(540,341)
Net increase (decrease) from transactions in investors' beneficial interest	(213,917)	(231,268)	614,168
Net Increase (Decrease) in Net Assets	(209,508)	(222,891)	617,560
Net Assets:
Beginning of period	394,669	617,560	—
End of period	$185,161	$394,669	$617,560

Notes to Financial Statements Institutional Liquidity Trust (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Government Master Series, Tax-Exempt Master Series and Municipal Master Series (individually a "Master Series," collectively, the "Master Series") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Tax-Exempt Master Series and Municipal Master Series each had no operations until September 10, 2007 other than matters relating to its organization.

  Other investment companies sponsored by Management and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

  The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  Management, the investment manager of the Master Series, and LBAM, the Master Series' sub-adviser, are wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly owned holding company. On September 15, 2008, Lehman filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On September 29, 2008, it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC have agreed to acquire Neuberger Berman and the fixed income management and certain other parts of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman. The transaction is subject to certain conditions and approvals, including approval by the bankruptcy court having jurisdiction over the Lehman matter. Other potential bids may be received during the time period for an open auction mandated by the bankruptcy court.

  These events, while affecting Lehman, have not had a material impact on the Master Series or their operations. Management and LBAM will continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Master Series.

  If completed, acquisition of the Neuberger Berman entities would constitute an "assignment" of the Master Series' Management and Sub-Advisory Agreements and, by law, would automatically terminate those agreements. Accordingly, the Master Series' Board of Trustees will consider new investment management and sub-advisory agreements with the Neuberger Berman entities for the Master Series. If approved by the Board, including the Trustees who are not "interested persons" of the investment manager and its affiliates or the Master Series, the new agreements will require the approval of the shareholders of the funds that invest in the Master Series.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series' Schedules of Investments.

3  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4  Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct their operations so that each of its investors will be able to continue to qualify as a regulated investment company. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

  The Master Series have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken, or expected to be taken, in a tax return. The Master Series recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. The Master Series are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years 2005 - 2007. As of September 30, 2008, the Master Series did not have any unrecognized tax benefits.

5  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6  Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

7  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

  Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, Government Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets. Tax-Exempt Master Series and Municipal Master Series pay Management a fee at the annual rate of 0.25% of the first $500 million of average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Management contractually agreed to waive its management fee, limiting the management fee to 0.08% of its average daily net assets for Tax-Exempt Master Series and Municipal Master Series. For the six months ended September 30, 2008, such waived fees amounted to $1,509,141 for Tax-Exempt Master Series and $339,044 for Municipal Master Series.

  Management and LBAM are wholly-owned subsidiaries of Lehman. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

  During the six months ended September 30, 2008, Tax-Exempt Master Series and Municipal Master Series engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common trustees/directors and/or common officers ("Interfund Transactions"). These Interfund Transactions complied with Rule 17a-7 under the 1940 Act and were as follows:

	Purchases	Sales
Tax-Exempt Master Series	$123,362,595	$182,737,757
Municipal Master Series	207,885,006	228,331,029

  Each Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2008, the impact of this arrangement was a reduction of expenses of $3,470, $107,588 and $7,452 for Government Master Series, Tax-Exempt Master Series and Municipal Master Series, respectively.

Note C—Securities Transactions:

  All securities transactions for the Government Master Series, Tax-Exempt Master Series and Municipal Master Series were short-term.

Note D—Lines of Credit:

  At September 30, 2008 the Master Series were participants in a single committed, unsecured $300,000,000 line of credit with the Bank of New York Mellon (formerly, Bank of New York), as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.085% per annum (0.075% per annum prior to May 23, 2008) of the unused available line of credit is charged, of which each Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time.

  During the six months ended September 30, 2008, Tax-Exempt Master Series had borrowings under this line of credit for a period of seven days with the greatest amount borrowed being $231,380,484. On these borrowings, Tax-Exempt Master Series paid interest rates ranging from 1.855% to 3.175%. The total interest amount Tax-Exempt Master Series paid was $99,713, which is reflected in the Statements of Operations under the caption "Interest expense". There were no loans outstanding pursuant to this line of credit at September 30, 2008.

  At September 30, 2008 the Master Series were participants in a single uncommitted, unsecured $150,000,000 line of credit with State Street Bank & Trust Company, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2008. During the six months ended September 30, 2008, none of the Master Series' utilized this line of credit.

Note E—Recent Market Events

  Recent events have resulted in fixed income instruments, including some money market instruments, to experience liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Due to the market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.

  The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Note F—Unaudited Financial Information:

  The financial information included in this interim report is taken from the records of each Master Series without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Government Master Series

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.10%	.13	%*
Net Expenses	.11	%*	.10%	.13	%*
Net Investment Income (Loss)	2.24	%*	4.23%	5.17	%*
Total Return†	1.11	%**	4.73%	1.49	%**
Net Assets, End of Period (in millions)	$1,721.4		$2,289.9	$769.8

See Notes to Financial Highlights 49

Financial Highlights (cont'd)

Tax-Exempt Master Series

	Six Months Ended September 30, 2008 (Unaudited)		Period from November 1, 2007 to March 31, 2008		Period from September 10, 2007^ to October 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.12	%*	.10	%*	.13	%*
Net Expenses^^	.11	%*	.09	%*	.09	%*
Net Investment Income (Loss)	1.97	%*	2.93	%*	3.61	%*
Total Return†@	1.06	%**	1.25	%**	.52	%**
Net Assets, End of Period (in millions)	$811.6		$2,470.9		$1,898.2

See Notes to Financial Highlights 50

Financial Highlights (cont'd)

Municipal Master Series

	Six Months Ended September 30, 2008 (Unaudited)		Period from November 1, 2007 to March 31, 2008		Period from September 10, 2007^ to October 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.14	%*	.13	%*	.18	%*
Net Expenses‡	.13	%*	.10	%*	.13	%*
Net Investment Income (Loss)	2.26	%*	3.08	%*	3.63	%*
Total Return†@	1.20	%**	1.28	%**	.52	%**
Net Assets, End of Period (in millions)	$185.2		$394.7		$617.6

See Notes to Financial Highlights 51

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)

#  The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡  After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Six Months Ended September 30, 2008	Period from November 1, 2007 to March 31, 2008	Period Ended October 31, 2007(1)
Municipal Master Series	.30%	.27%	.30%

  (1)  Period from September 10, 2007 (commencement of operations) to October 31, 2007.

^^  After utilization of the Line of Credit by Tax-Exempt Master Series and waiver of a portion of the investment management fee by Management. Had Management not undertaken such actions, and the Fund had not utilized the Line of Credit the annualized ratio of net expenses to average daily net assets would have been:

	Six Months Ended September 30, 2008	Period from November 1, 2007 to March 31, 2008(2)	Period Ended October 31, 2007(1)
Tax-Exempt Master Series	.22%	.21%	.22%

  (1)  Period from September 10, 2007 (commencement of operations) to October 31, 2007.

  (2)  Period from November 1, 2007 (commencement of operations) to March 31, 2008.

†  Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^  The date investment operations commenced.

*  Annualized.

**  Not annualized.

@  Total return would have been lower had Management not waived a portion of the investment management fee.

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Investment Manager, Administrator and Distributor

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158–0180

888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC
200 South Wacker Drive
Suite 2100
Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also be available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Master Series and each Fund, respectively, with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 25, 2008, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management LLC ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Government Master Series and Tax-Exempt Master Series (each, a "Master Series") and new Management and Sub-Advisory Agreements between management and Lehman Brothers Income Funds, on behalf of Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund (each, a "Fund") which would become effective when each fund ceased operating in the master-feeder structure and investing in its corresponding Master Series ("New Agreements"). Each Fund invested all of its net investable assets in Government Master Series and Tax-Exempt Master Series, respectively, through October 5, 2008. As of October 6, 2008, each Fund ceased investing in its corresponding Master Series and began investing directly in securities in accordance with its investment objective policies. The term "Fund" is used throughout this section to refer to each Fund or its corresponding Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and Lehman Brothers Asset Management; (2) the performance of each Fund compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided and profits or losses realized by Management and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale might be realized as each Fund grows; and

(5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of each Fund and the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to the performance of each Fund, the Board considered the performance of each Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing each of Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund prior to its investment of all of its net investable assets in a Master Series. The Board considered such performance relative to each Fund's benchmark and a peer group of investment companies pursuing broadly similar strategies to the Fund. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to a peer group of broadly comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with each Fund. The Board also considered the profitability of Management and its affiliates from their association with the Funds.

The Board reviewed a comparison of each Fund's management fee and overall expense ratio to a peer group of broadly comparable funds. The Board considered the mean and median of the management fees and expense ratios of each peer group. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Funds.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Fund. The Board noted there were no separate accounts managed in a similar style. The Board compared the fees charged to each Fund at various asset levels to the fees charged to any such funds. The Board considered the appropriateness and reasonableness of any differences between the fees charged to each Fund and such other funds and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any apparent or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered the relatively low level of the management fee and the contractual and voluntary expense limits for each Fund. With regard to Neuberger Berman Tax-Free Money Fund, the Board considered that the Fund's fee structure provides for a reduction of payments resulting from the use of breakpoints and whether those breakpoints are set at appropriate levels.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to Management's profit or loss on each Fund for a recent period and the trend in profit or loss over recent years. The Board also carefully examined Management's cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on profitability margins in the investment management industry. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Funds and, based on its review, concluded that Management's level of profitability was not excessive.

In approving the new Agreements, the Board specifically considered that there would be no changes from the existing Management and Sub-Advisory Agreements, other than the date of, and the party to, the Agreement.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to each Fund; that the performance of each Fund was satisfactory; that each Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund.

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 25, 2008, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Municipal Master Series. Lehman Brothers National Municipal Money Fund ("Feeder Fund") invests all of its net investable assets in Municipal Master Series. The term "Fund" is used throughout this section to refer to the Feeder Fund or Municipal Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and Lehman Brothers Asset Management; (2) the performance of the Fund compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided and profits or losses realized by Management and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale might be realized as the Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in the Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to the Fund and whether the Agreements were in the best interests of the Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of the Fund and the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to performance, the Board considered the performance of the Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing the Fund prior to its investment of all of its net investable assets in a Master Series. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the overall fairness of the Agreements, the Board considered the Fund's fee structure under the Agreements as compared to a peer group of broadly comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with the Fund. The Board also considered the profitability of Management and its affiliates from their association with the Fund.

The Board reviewed a comparison of the Fund's management fee and overall expense ratio to a peer group of comparable funds. The Board considered the mean and median of the management fees and expense ratios of the peer group. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Fund. The Board noted that Management also has established voluntary limits which further reduce Fund expenses.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Fund. The Board noted there were no separate accounts managed in a similar style. The Board compared the fees charged to the Fund at various asset levels to the fees charged to any such funds. The Board considered the appropriateness and reasonableness of any differences between the fees charged to the Fund and such other funds and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered the relatively low level of the management fee and the contractual expense limit for the Fund. The Board also considered that the Fund's fee structure provides for a reduction of payments resulting from the use of breakpoints and whether those breakpoints are set at appropriate levels.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to the Fund, the Board reviewed specific data as to Management's profit or loss on the Fund for a recent period and the trend in profit or loss over recent years. The Board also carefully examined Management's cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on profitability margins in the investment management industry. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Fund and, based on its review, concluded that Management's level of profitability was not excessive.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to the Fund; that the performance of the Fund was satisfactory; that the Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the benefits accruing to the Fund.

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Investment manager: Neuberger Berman Management LLC

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

Neuberger Berman Government Money Fund
Retail Services: 800.877.9700
Broker/Dealer and Institutional Services: 800.366.6264
Web Site: www.nb.com

Neuberger Berman Tax-Free Money Fund

Lehman Brothers National Municipal Money Fund

Broker/Dealer and Institutional Support Services: 888.556.9030

Web Site: www.lehmanam.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

10289 11/08

Item 2.          Code of Ethics.

The Board of Trustees (“Board”) of Lehman Brothers Income Funds (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-3802 (filed July 10, 2006). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.          Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4.          Principal Accountant Fees and Services.

Only required in an annual report.

Item 5.          Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.          Schedule of Investments.

The complete schedule of investments for the series of the "master" fund in which the Registrant invests, Institutional Liquidity Trust, is disclosed in the Registrant's semi-annual report, which is included as Item 1 of this Form N-CSR.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11.     Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-3802 (filed July 10, 2006).

(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Income Funds

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer

Date: December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer

Date: December 4, 2008

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: December 4, 2008